Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 32,323,209	$ 17,068,272
Restricted cash			6,475,274
Short-term investments		3,015,800	5,294,952
Restricted investment			10,794,296
Accounts receivable, net		376,725	278
Inventory		567,513	1,231,335
Other receivables and prepaid expenses		302,258	1,073,244
Other receivable - related party		20,360,293
Total current assets		56,945,798	41,937,651
Property and equipment, net		8,513,675	8,647,932
Other assets
Cost method investments		924,034	903,518
Intangible assets, net		6,208	1,546,565
Deferred tax assets, net		138,185
Total other assets		1,068,427	2,450,083
Total assets		66,527,900	53,035,666
Current liabilities
Accounts payable		1,028,330	2,417,587
Accounts payable - related parties		296,672	502
Deferred revenue		3,841	78,427
Other payables and accrued liabilities		500,377	616,340
Taxes payable		59,998	13,498
Total current liabilities		1,889,218	3,126,354
Total liabilities		1,889,218	3,126,354
Commitments and Contingencies
Shareholders’ Equity
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, 12,000,000 and 0 shares issued and outstanding as of December 31, 2025 and 2024, respectively		600
Ordinary shares, $0.165 par value, 3,000,000 and 272,728 shares authorized, 151,873 and 31,048 shares issued, 148,960 and 28,135 shares outstanding as of December 31, 2025 and 2024, respectively*	[1]	25,054	5,118
Treasury shares, at cost, 2,913 shares issued as of December 31, 2025 and 2024, respectively*	[1]	(481)	(481)
Additional paid-in capital		47,537,432	29,712,151
Statutory reserves		178,303	155,313
Retained earnings		18,371,787	22,252,747
Accumulated other comprehensive loss		(1,474,013)	(2,215,536)
Total shareholders’ equity		64,638,682	49,909,312
Total liabilities and shareholders’ equity		$ 66,527,900	$ 53,035,666

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 15) and 3 to 1 share consolidation (Note 18).